RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of the restatement on each financial statement

	As Previously
	Reported	Adjustments	As Restated
December 31, 2020
Balance sheet at December 31, 2020 (audited):
Warrant Liability	$—	$10,948,000	$21,519,000
		10,571,000
Class A common stock subject to possible redemption	162,293,000	(10,948,000)	140,774,000
		(10,571,000)
Additional paid-in capital	5,951,000	390,000	16,912,000
		10,571,000
Retained earnings (accumulated deficit)	(951,000)	(390,000)	(11,912,000)
		(10,571,000)
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Other expense – Costs of issuance of warrants	—	(390,000)	(390,000)
Other expense – Change in value of warrant liability	—	(10,571,000)	(10,571,000)
Total other income (expense)	79,000	(390,000)	(10,882,000)
		(10,571,000)
Net income (loss)	(951,000)	(390,000)	(11,912,000)
		(10,571,000)
Net income (loss) per Class B common share, basic and diluted	(0.24)	(2.73)	(2.97)
Statement of Cash Flows for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Cost of warrant issuance included in financing activities	—	(390,000)	(390,000)
Change in fair value of warrant liability	—	(10,571,000)	(10,571,000)
September 30, 2020:
Balance sheet at September 30, 2020 (unaudited):
Warrant Liability	$—	$10,948,000	9,468,000
		(1,480,000)
Class A common stock subject to possible redemption	163,128,000	9,468,000	153,660,000
Additional paid-in capital	5,121,000	390,000	4,031,000
		(1,480,000)
Retained earnings (accumulated deficit)	(2,000)	(390,000)	969,000
		1,480,000
Statement of Operations for the Three months ended
September 30, 2020 (unaudited)
Other income – Change in value of warrant liability	—	1,480,000	1,480,000
Other income – Costs of issuance of warrants		(390,000)	(390,000)
Net income (loss)	(119,000)	1,090,000	971,000
Net income (loss) per Class B common share, basic and diluted	(0.03)	0.26	0.23

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (continued)

	As Previously
	Reported	Adjustments	As Restated
Statement of Operations for the Period from January 24, 2020 (inception) to September 30, 2020 (unaudited)
Other income – Change in value of warrant liability	—	1,480,000	1,480,000
Other income – Costs of issuance of warrants	—	(390,000)	(390,000)
Other income (expense)	26,000	1,090,000	1,116,000
Net income (loss)	(121,000)	1,480,000	969,000
		(390,000)
Net income (loss) per Class B common share – basic and diluted	(0.03)	0.25	0.22

Statement of Cash Flows for the Period from January 24, 2020 (inception) to September 30, 2020 and for the Three months ended September 30, 2020
Cost of warrant issuance included in financing activities	—	(390,000)	(390,000)
Change in fair value of warrant liability	—	(1,480,000)	(1,480,000)

Statement of Cash Flows for the Three months ended September 30, 2020
Cost of warrant issuance included in financing activities	—	(390,000)	(390,000)
Change in fair value of warrant liability	—	(1,480,000)	(1,480,000)

Schedule of basic and diluted loss per common share

		For the Period		For the Period
		From January		From January
	Three months	24, 2020 (date	Six months	24, 2020 (date
	Ended	of inception) to	Ended	of inception) to
	June 30,	June 30,	June 30,	June 30,
	2021	2020	2021	2020

Net income available to Class A common stockholders:
Interest income	$9,000	$—	$29,000	$—
Less: Income and franchise taxes	(9,000)	—	(29,000)	—
Net income attributable to Class A common stockholders	$—	$—	$—	$—

Net income available to Class B common stockholders:
Net loss	$(7,626,000)	$(2,000)	$(11,708,000)	$(2,000)
Less: amount attributable to Class A common stockholders	—	—	—	—
Net (loss) attributable to Class B common stockholders	$(7,626,000)	$(2,000)	$(11,708,000)	$(2,000)

		For the
		Period From
		January 24,
	Three months	2020 (date of
	Ended	inception) to
	September 30,	September 30,
	2020	2020
	(As Restated)	(As Restated)
Net income available to Class A common stockholders:
Interest income	$26,000	$26,000
Less: Income and franchise taxes	(26,000)	(26,000)
Net income attributable to Class A common stockholders	$—	$—

Net income available to Class B common stockholders:
Net loss	$(119,000)	$(121,000)
Add: Change in warrant liability	1,480,000	1,480,000
Less: Costs of warrant issuance	—	(390,000)
Less: amount attributable to Class A common stockholders	—	—
Net (loss) attributable to Class B common stockholders	$1,361,000	$969,000

Schedule of fair value hierarchy of valuation techniques

	As of	As of
	June 30,	December 31,
Private Warrants:	2021)	2020
Term (in years)	5.0	5.0
Volatility – post announcement	24.1%	30%
Risk-free rate	0.87%	0.47%
Fair value of warrants	$1.79	$1.52
Public Warrants:
Simulated warrant value	$1.73	$1.49
Publicly-traded value	$1.73	$1.49

		Quoted	Significant	Significant
		Prices	Other	Other
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$12,851,000	$—	$—	$12,851,000
Private Placement Warrants	$8,668,000	$—	$—	$8,668,000
Warrant liability at December 31, 2020	$21,519,000			$21,519,000

		Quoted	Significant	Significant
		Prices	Other	Other
		in Active	Observable	Unobservable
	September 30,	Markets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$5,705,000	$—	$—	$5,705,000
Private Placement Warrants	$3,763,000	$—	$—	$3,763,000
Warrant liability at September 30, 2020	$9,468,000			$9,468,000

Schedule of quantitative information regarding Level 3 fair value measurements

	At
	August 4
	2020	As of
	(Initial	December 31,
Private Placement Warrants	Measurement)	2020
Stock price	$9.62	$10.01
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	14.36%	20.66%
Risk-free rate	0.275%	0.469%
Fair value of private placement warrants	$0.77	$1.52

	At
	August 4
	2020	As of
	(Initial	December 31,
Public Warrants	Measurement)	2020
Stock price	$9.63	$10.01
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	15.00%	15.0%
Risk-free rate	0.275%	0.469%
Fair value of public warrants	$0.76	$1.49

	At
	August 4
	2020	As of
	(Initial	September 30,
Private Placement Warrants	Measurement)	2020
Stock price	$9.63	$9.75
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility – post announcement	15.0%	12.68%
Risk-free rate	0.275%	.351%
Fair value of private placement warrants	$0.77	$0.67

	At
	August 4
	2020	As of
	(Initial	September 30,
Public Warrants	Measurement)	2020
Stock price	$9.63	$9.76
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility – post announcement	15.0%	15.0%
Risk-free rate	0.275%	.351%
Fair value of public warrants	$0.77	$0.66

Schedule of changes in the fair value of warrant liabilities

		Private	Warrant
	Public	Placement	Liabilities
Initial measurement on August 4, 2020, pro forma for overallotment	$6,584,000	$4,364,000	$10,948,000
Change in valuation inputs or other assumptions	6,267,000	4,304,000	10,571,000
Fair value as of December 31, 2020	$12,851,000	$8,668,000	$21,519,000

		Private	Warrant
	Public	Placement	Liabilities
Initial measurement on August 4, 2020, pro forma for overallotment	$6,584,000	$4,364,000	$10,948,000
Change in valuation inputs or other assumptions	(879,000)	(601,000)	(1,480,000)
Fair value as of September 30, 2020	$5,705,000	$3,763,000	$9,468,000